Fair value measurement	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures
Fair Value Measurement

Note 31 – Fair value measurement

ASC Subtopic 820-10 “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

  Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access at the measurement date. Valuation on these instruments does not necessitate a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.
  Level 2 - Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.
  Level 3 - Inputs are unobservable and significant to the fair value measurement. Unobservable inputs reflect the Corporation’s own assumptions about assumptions that market participants would use in pricing the asset or liability.

The Corporation maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Corporation employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, the Corporation’s credit standing, constraints on liquidity and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results.

Fair Value on a Recurring and Nonrecurring Basis

The following fair value hierarchy tables present information about the Corporation’s assets and liabilities measured at fair value on a recurring basis at December 31, 2017 and 2016 and on a nonrecurring basis in periods subsequent to initial recognition for the years ended December 31, 2017, 2016, and 2015:

At December 31, 2017

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$503,385	$3,424,779	$-	$3,928,164
Obligations of U.S. Government sponsored entities	-	608,933	-	608,933
Obligations of Puerto Rico, States and political subdivisions	-	6,609	-	6,609
Collateralized mortgage obligations - federal agencies	-	943,753	-	943,753
Mortgage-backed securities	-	4,687,374	1,288	4,688,662
Equity securities	-	1,815	-	1,815
Other	-	802	-	802
Total investment securities available-for-sale	$503,385	$9,674,065	$1,288	$10,178,738

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$159	$-	$159
Collateralized mortgage obligations	-	-	529	529
Mortgage-backed securities - federal agencies	-	29,237	43	29,280
Other	261	12,249	529	13,039
Total trading account securities, excluding derivatives	$261	$41,645	$1,101	$43,007
Mortgage servicing rights	$-	$-	$168,031	$168,031
Derivatives	-	16,719	-	16,719
Total assets measured at fair value on a recurring basis	$503,646	$9,732,429	$170,420	$10,406,495
Liabilities
Derivatives	$-	$(14,431)	$-	$(14,431)
Contingent consideration	-	-	(164,858)	(164,858)
Total liabilities measured at fair value on a recurring basis	$-	$(14,431)	$(164,858)	$(179,289)

At December 31, 2016

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$2,136,620	$-	$2,136,620
Obligations of U.S. Government sponsored entities	-	711,850	-	711,850
Obligations of Puerto Rico, States and political subdivisions	-	22,771	-	22,771
Collateralized mortgage obligations - federal agencies	-	1,221,526	-	1,221,526
Mortgage-backed securities	-	4,103,940	1,392	4,105,332
Equity securities	-	2,122	-	2,122
Other	-	9,585	-	9,585
Total investment securities available-for-sale	$-	$8,208,414	$1,392	$8,209,806

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$1,164	$-	$1,164
Collateralized mortgage obligations	-	-	1,321	1,321
Mortgage-backed securities - federal agencies	-	37,991	4,755	42,746
Other	-	13,963	602	14,565
Total trading account securities, excluding derivatives	$-	$53,118	$6,678	$59,796
Mortgage servicing rights	$-	$-	$196,889	$196,889
Derivatives	-	14,094	-	14,094
Total assets measured at fair value on a recurring basis	$-	$8,275,626	$204,959	$8,480,585
Liabilities
Derivatives	$-	$(12,842)	$-	$(12,842)
Contingent consideration	-	-	(153,158)	(153,158)
Total liabilities measured at fair value on a recurring basis	$-	$(12,842)	$(153,158)	$(166,000)

The fair value information included in the following tables is not as of period end, but as of the date that the fair value measurement was recorded during the years ended December 31, 2017, 2016 and 2015 and excludes nonrecurring fair value measurements of assets no longer outstanding as of the reporting date.

Year ended December 31, 2017

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$64,041	$64,041	$(16,807)
Other real estate owned[2] [3]	-	-	89,743	89,743	(19,085)
Other foreclosed assets[2]	-	-	2,176	2,176	(890)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$155,960	$155,960	$(36,782)

1] Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35. Costs to sell are excluded from the reported fair value amount

[2] Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.

[3] Write-downs include $2.7 million related to estimated damages caused by Hurricanes Irma and Maria based on the sample of properties examined.

Year ended December 31, 2016

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$79,175	$79,175	$(26,272)
Other real estate owned[2]	-	-	44,735	44,735	(10,260)
Other foreclosed assets[2]	-	-	25	25	(12)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$123,935	$123,935	$(36,544)

[1] Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35. Costs to sell are excluded from the reported fair value amount.

[2] Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.

Year ended December 31, 2015

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$67,915	$67,915	$(63,002)
Loans held-for-sale[2]	-	-	44,923	44,923	(66)
Other real estate owned[3]	-	574	66,694	67,268	(46,164)
Other foreclosed assets[3]	-	-	75	75	(847)
Total assets measured at fair value on a nonrecurring basis	$-	$574	$179,607	$180,181	$(110,079)

[1] Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35. Costs to sell are excluded from the reported fair value amount.

[2] Relates to lower of cost or fair value adjustments on loans held-for-sale and loans transferred from loans held-in-portfolio to loans held-for-sale. Costs to sell are excluded from the reported fair value amount.

[3] Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.

The following tables present the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2017, 2016, and 2015.

Year ended December 31, 2017
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2017	$1,392	$1,321	$4,755	$602	$196,889	$204,959	$(153,158)	$(153,158)
Gains (losses) included in earnings	-	-	(124)	(73)	(36,519)	(36,716)	(11,700)	(11,700)
Gains (losses) included in OCI	9	-	-	-	-	9	-	-
Additions	-	44	332	-	7,661	8,037	-	-
Sales	-	(365)	(156)	-	-	(521)	-	-
Settlements	(25)	(195)	(876)	-	-	(1,096)	-	-
Transfers out of Level 3	(88)	(276)	(3,888)	-	-	(4,252)	-	-
Balance at December 31, 2017	$1,288	$529	$43	$529	$168,031	$170,420	$(164,858)	$(164,858)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2017	$-	$-	$(3)	$42	$(18,986)	$(18,947)	$(11,700)	$(11,700)

Year ended December 31, 2016
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2016	$1,434	$1,831	$6,454	$687	$211,405	$221,811	$(120,380)	$(120,380)
Gains (losses) included in earnings	(3)	(4)	(86)	(85)	(25,336)	(25,514)	(32,778)	(32,778)
Gains (losses) included in OCI	11	-	-	-	-	11	-	-
Additions	-	233	1,128	-	10,835	12,196	-	-
Sales	-	(309)	(1,852)	-	-	(2,161)	-	-
Settlements	(50)	(430)	(889)	-	(15)	(1,384)	-	-
Balance at December 31, 2016	$1,392	$1,321	$4,755	$602	$196,889	$204,959	$(153,158)	$(153,158)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2016	$-	$2	$(84)	$39	$(4,745)	$(4,788)	$(32,778)	$(32,778)

Year ended December 31, 2015
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2015	$1,325	$1,375	$6,229	$1,563	$148,694	$159,186	$(133,634)	$(133,634)
Gains (losses) included in earnings	(2)	(2)	(42)	94	(13,349)	(13,301)	12,292	12,292
Gains (losses) included in OCI	(7)	-	-	-	-	(7)	-	-
Additions	118	808	1,126	-	76,060	78,112	-	-
Sales	-	(43)	(187)	-	-	(230)	-	-
Settlements	-	(307)	(672)	(970)	-	(1,949)	-	-
Adjustments	-	-	-	-	-	-	962	962
Balance at December 31, 2015	$1,434	$1,831	$6,454	$687	$211,405	$221,811	$(120,380)	$(120,380)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2015	$-	$2	$(21)	$38	$6,087	$6,106	$12,292	$12,292

During the year ended December 31, 2017, certain MBS and CMO’s amounting to $4.3 million, were transferred from Level 3 to Level 2 due to a change in valuation technique from an internally-prepared pricing matrix and discounted cash flow models, respectively, to a bond’s theoretical value. There were no transfers in and/or out of Level 1, Level 2, or Level 3 for financial instruments measured at fair value on a recurring basis during the years ended December 31, 2016 and 2015.

Gains and losses (realized and unrealized) included in earnings for the years ended December 31, 2017, 2016, and 2015 for Level 3 assets and liabilities included in the previous tables are reported in the consolidated statement of operations as follows:

	2017		2016		2015
	Total	Changes in unrealized	Total	Changes in unrealized	Total	Changes in unrealized
	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	included	relating to assets still	included	relating to assets still	included	relating to assets still
(In thousands)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
Interest income	$-	$-	$(3)	$-	$(2)	$-
FDIC loss share (expense)
income	(11,700)	(11,700)	(33,413)	(33,413)	9,559	9,559
Mortgage banking activities	(36,519)	(18,986)	(25,336)	(4,745)	(13,349)	6,087
Trading account (loss) profit	(197)	39	(175)	(43)	50	19
Other operating income	-	-	635	635	2,733	2,733
Total	$(48,416)	$(30,647)	$(58,292)	$(37,566)	$(1,009)	$18,398

The following table includes quantitative information about significant unobservable inputs used to derive the fair value of Level 3 instruments, excluding those instruments for which the unobservable inputs were not developed by the Corporation such as prices of prior transactions and/or unadjusted third-party pricing sources.

	Fair value
	at December 31,
(In thousands)	2017	Valuation technique	Unobservable inputs	Weighted average (range)
CMO's - trading	$529	Discounted cash flow model	Weighted average life	2.2 years (1.6 - 2.3 years)
			Yield	3.9% (3.7% - 4.2%)
			Prepayment speed	19.3% (17.8% - 21.5%)
Other - trading	$529	Discounted cash flow model	Weighted average life	5.3	years
			Yield	12.6%
			Prepayment speed	10.8%
Mortgage servicing rights	$168,031	Discounted cash flow model	Prepayment speed	5.4% (0.2% - 23.1%)
			Weighted average life	6.8 years (0.1 - 16.0 years)
			Discount rate	11.2% (9.5% - 15.0%)
Contingent consideration	$(164,858)	Discounted cash flow model	Credit loss rate on covered loans	3.6% (0.0% - 100.0%)
			Risk premium component
			of discount rate	3.5%
Loans held-in-portfolio	$63,765 [1]	External appraisal	Haircut applied on
			external appraisals	24.7% (19.0% - 35.0%)
Other real estate owned	$77,839 [2]	External appraisal	Haircut applied on
			external appraisals	22.2% (15.0% - 30.0%)

[1] Loans held-in-portfolio in which haircuts were not applied to external appraisals were excluded from this table.

[2] Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.

The significant unobservable inputs used in the fair value measurement of the Corporation’s collateralized mortgage obligations and interest-only collateralized mortgage obligation (reported as “other”), which are classified in the “trading” category, are yield, constant prepayment rate, and weighted average life. Significant increases (decreases) in any of those inputs in isolation would result in significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the constant prepayment rate will generate a directionally opposite change in the weighted average life. For example, as the average life is reduced by a higher constant prepayment rate, a lower yield will be realized, and when there is a reduction in the constant prepayment rate, the average life of these collateralized mortgage obligations will extend, thus resulting in a higher yield. These particular financial instruments are valued internally by the Corporation’s investment banking and broker-dealer unit utilizing internal valuation techniques. The unobservable inputs incorporated into the internal discounted cash flow models used to derive the fair value of collateralized mortgage obligations and interest-only collateralized mortgage obligation (reported as “other”), which are classified in the “trading” category, are reviewed by the Corporation’s Corporate Treasury unit on a quarterly basis. In the case of Level 3 financial instruments which fair value is based on broker quotes, the Corporation’s Corporate Treasury unit reviews the inputs used by the broker-dealers for reasonableness utilizing information available from other published sources and validates that the fair value measurements were developed in accordance with ASC Topic 820. The Corporate Treasury unit also substantiates the inputs used by validating the prices with other broker-dealers, whenever possible.

The significant unobservable inputs used in the fair value measurement of the Corporation’s mortgage servicing rights are constant prepayment rates and discount rates. Increases in interest rates may result in lower prepayments. Discount rates vary according to products and / or portfolios depending on the perceived risk. Increases in discount rates result in a lower fair value measurement. The Corporation’s Corporate Comptroller’s unit is responsible for determining the fair value of MSRs, which is based on discounted cash flow methods based on assumptions developed by an external service provider, except for prepayment speeds, which are adjusted internally for the local market based on historical experience. The Corporation’s Corporate Treasury unit validates the economic assumptions developed by the external service provider on a quarterly basis. In addition, an analytical review of prepayment speeds is performed quarterly by the Corporate Comptroller’s unit. The Corporation’s MSR Committee analyzes changes in fair value measurements of MSRs and approves the valuation assumptions at each reporting period. Changes in valuation assumptions must also be approved by the MSR Committee. The fair value of MSRs are compared with those of the external service provider on a quarterly basis in order to validate if the fair values are within the materiality thresholds established by management to monitor and investigate material deviations. Back-testing is performed to compare projected cash flows with actual historical data to ascertain the reasonability of the projected net cash flow results.

Following is a description of the Corporation’s valuation methodologies used for assets and liabilities measured at fair value. The disclosure requirements exclude certain financial instruments and all non-financial instruments. Accordingly, the aggregate fair value amounts of the financial instruments disclosed do not represent management’s estimate of the underlying value of the Corporation.

Trading Account Securities and Investment Securities Available-for-Sale

  U.S. Treasury securities: The fair value of U.S. Treasury notes is based on yields that are interpolated from the constant maturity treasury curve. These securities are classified as Level 2. U.S. Treasury bills are classified as Level 1 given the high volume of trades and pricing based on those trades.
  Obligations of U.S. Government sponsored entities: The Obligations of U.S. Government sponsored entities include U.S. agency securities, which fair value is based on an active exchange market and on quoted market prices for similar securities. The U.S. agency securities are classified as Level 2.
  Obligations of Puerto Rico, States and political subdivisions: Obligations of Puerto Rico, States and political subdivisions include municipal bonds. The bonds are segregated and the like characteristics divided into specific sectors. Market inputs used in the evaluation process include all or some of the following: trades, bid price or spread, two sided markets, quotes, benchmark curves including but not limited to Treasury benchmarks, LIBOR and swap curves, market data feeds such as those obtained from municipal market sources, discount and capital rates, and trustee reports. The municipal bonds are classified as Level 2.
  Mortgage-backed securities: Certain agency mortgage-backed securities (“MBS”) are priced based on a bond’s theoretical value derived from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2. Other agency MBS such as GNMA Puerto Rico Serials are priced using an internally-prepared pricing matrix with quoted prices from local brokers dealers. These particular MBS are classified as Level 3.
  Collateralized mortgage obligations: Agency collateralized mortgage obligations (“CMOs”) are priced based on a bond’s theoretical value derived from similar bonds defined by credit quality and market sector and for which fair value incorporates an option adjusted spread. The option adjusted spread model includes prepayment and volatility assumptions, ratings (whole loans collateral) and spread adjustments. These CMOs are classified as Level 2. Other CMOs, due to their limited liquidity, are classified as Level 3 due to the insufficiency of inputs such as broker quotes, executed trades, credit information and cash flows.
  Equity securities: Equity securities that do not trade in highly liquid markets are classified as Level 2.
  Corporate securities (included as “other” in the “available-for-sale” category): Given that the quoted prices are for similar instruments, these securities are classified as Level 2.
  Mutual funds, other equity securities, corporate securities, U.S. Treasury bills, and interest-only strips (included as “other” in the “trading account securities” category): For corporate securities and mutual funds, quoted prices for these security types are obtained from broker dealers. Given that the quoted prices are for similar instruments or do not trade in highly liquid markets, these securities are classified as Level 2. The important variables in determining the prices of Puerto Rico tax-exempt mutual fund shares are net asset value, dividend yield and type of assets in the fund. All funds trade based on a relevant dividend yield taking into consideration the aforementioned variables. In addition, demand and supply also affect the price. Other equity securities that do not trade in highly liquid markets are classified as Level 2. U.S. Treasury bills are classified as Level 1 given the high volume of trades and pricing based on those trades. Given that the fair value was estimated based on a discounted cash flow model using unobservable inputs, interest-only strips are classified as Level 3.

Mortgage servicing rights

Mortgage servicing rights (“MSRs”) do not trade in an active market with readily observable prices. MSRs are priced internally using a discounted cash flow model. The discounted cash flow model incorporates assumptions that market participants would use in estimating future net servicing income, including portfolio characteristics, prepayments assumptions, discount rates, delinquency and foreclosure rates, late charges, other ancillary revenues, cost to service and other economic factors. Prepayment speeds are adjusted for the Corporation’s loan characteristics and portfolio behavior. Due to the unobservable nature of certain valuation inputs, the MSRs are classified as Level 3.

Derivatives

Interest rate swaps, interest rate caps and indexed options are traded in over-the-counter active markets. These derivatives are indexed to an observable interest rate benchmark, such as LIBOR or equity indexes, and are priced using an income approach based on present value and option pricing models using observable inputs. Other derivatives are liquid and have quoted prices, such as forward contracts or “to be announced securities” (“TBAs”). All of these derivatives are classified as Level 2. The non-performance risk is determined using internally-developed models that consider the collateral held, the remaining term, and the creditworthiness of the entity that bears the risk, and uses available public data or internally-developed data related to current spreads that denote their probability of default.

Contingent consideration liability

The fair value of the true-up payment obligation (contingent consideration) to the FDIC as it relates to the Westernbank FDIC-assisted transaction was estimated using projected cash flows related to the loss sharing agreements at the true-up measurement date. It took into consideration the intrinsic loss estimate, asset premium/discount, cumulative shared loss payments, and the cumulative servicing amount related to the loan portfolio. Refer to Note 11 to the consolidated financial statements for a description of the formula established in the loss share agreements for determining the true-up payment.

On a quarterly basis, management evaluates and revises the estimated credit loss rates that are used to determine expected cash flows on the covered loan pools. The expected credit losses on the loan pools are used to determine the loss share cash flows expected to be paid to the FDIC when the true-up payment is due.

The true-up payment obligation was discounted using a term rate consistent with the time remaining until the payment is due.  The discount rate was an estimate of the sum of the risk-free benchmark rate for the term remaining before the true-up payment is due and a risk premium to account for the credit risk profile of BPPR.  The risk premium was calculated based on a volume weighted average spread of the Corporation’s outstanding senior unsecured debt over the equivalent T Note. The true-up payment obligation is classified as Level 3.

Loans held-in-portfolio considered impaired under ASC Section 310-10-35 that are collateral dependent

The impairment is measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35, and which could be subject to internal adjustments based on the age of the appraisal. Currently, the associated loans considered impaired are classified as Level 3.

Loans measured at fair value pursuant to lower of cost or fair value adjustments

Loans measured at fair value on a nonrecurring basis pursuant to lower of cost or fair value were priced based on secondary market prices and discounted cash flow models which incorporate internally-developed assumptions for prepayments and credit loss estimates. These loans are classified as Level 3.

Other real estate owned and other foreclosed assets

Other real estate owned includes real estate properties securing mortgage, consumer, and commercial loans. Other foreclosed assets include primarily automobiles securing auto loans. The fair value of foreclosed assets may be determined using an external appraisal, broker price opinion, or an internal valuation. These foreclosed assets are classified as Level 3 since they are subject to internal adjustments.